Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Group beneficial interest	50.00%
Rusoro Mining Limited [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Group beneficial interest	25.70%
Far Southeast Gold Resources Incorporated [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Group beneficial interest	40.00%	40.00%
Equity investments [member] | Bezant Resources PLC [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	17,945,922	17,945,922
Group beneficial interest	2.90%	8.80%
Equity investments [member] | Cardinal Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	42,818,182	13,700,270
Group beneficial interest	11.50%	4.50%
Equity investments [member] | Cardinal Resources Limited Options [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	38,220,051	19,705,790
Group beneficial interest	33.00%	17.00%
Equity investments [member] | Cascadero Copper Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	2,025,000	2,025,000
Group beneficial interest	1.10%	1.10%
Equity investments [member] | Clancy Exploration Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	17,764,783	17,764,783
Group beneficial interest	0.60%	0.70%
Equity investments [member] | Consolidated Woodjam Copper Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	12,848,016	12,848,016
Group beneficial interest	17.20%	17.80%
Equity investments [member] | Fjordland Exploration Incorporated [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	363,636	1,818,182
Group beneficial interest	0.80%	1.80%
Equity investments [member] | Gold Road Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	87,117,909	0
Group beneficial interest	9.90%	0.00%
Equity investments [member] | Hummingbird Resources Plc [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	21,258,503	21,258,503
Group beneficial interest	6.20%	6.20%
Equity investments [member] | Orsu Metals Corporation [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	2,613,491	26,134,919
Group beneficial interest	7.30%	19.70%
Equity investments [member] | Radius Gold Incorporated [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	3,625,124	3,625,124
Group beneficial interest	4.20%	4.20%
Equity investments [member] | Red 5 Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	246,875,821	0
Group beneficial interest	19.90%	0.00%
Associates [member] | Maverix Metals Incorporated [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	42,850,000	42,850,000
Group beneficial interest	27.90%	32.30%
Associates [member] | Rusoro Mining Limited [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	140,000,001	140,000,001
Group beneficial interest	25.70%	25.70%
Joint ventures [member] | Far Southeast Gold Resources Incorporated [Member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [Line Items]
Shares held	1,737,699	1,737,699
Group beneficial interest	40.00%	40.00%